Expense Example, No Redemption {- Franklin Municipal Green Bond Fund} - Franklin Tax-Free Trust - TF1-36 - Franklin Municipal Green Bond Fund - Class C	Jul. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 113
3 Years	1,006
5 Years	1,911
10 Years	$ 4,233